Commitments and Contingencies (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Commitments and Contingencies.
Rental expenses under operating leases	$ 1,096,762	$ 1,338,427
Future lease payments under operating leases
The remaining of 2020	494,753
2021	1,590,357
2022	741,411
2023	60,455
Total	$ 2,886,976